Income Taxes (Details 1) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Income Taxes
Allowable capital losses	$ 468,000	$ 468,000
Non-capital losses	2,021,000	1,945,000
Investments	939,000	625,000
Exploration & development	163,000	0
Unrecognized deferred tax assets	(3,591,000)	(3,038,000)
Net balance	$ 0	$ 0